UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund

Annual Report
February 28, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 28, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Small Cap Enhanced Index Fund	-2.62%	6.83%	9.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Enhanced Index Fund on February 28, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

30,000
27,500
25,000
22,500
20,000
17,500
15,000
12,500
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$24,096 Fidelity® Small Cap Enhanced Index Fund
$23,798 Russell 2000® Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -7.69% for the 12 months ending February 28, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but stocks lost momentum in February (-2.44%) amid higher-than-expected inflation and strong jobs data. Investors took these as signs that the economy continued to run hot, even after a year of historic policy adjustment by the Federal Reserve aimed at cooling economic growth. Record inflation in 2022 prompted the Fed to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the central bank has hiked its benchmark rate eight times, by 4.5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came on February 2, along with a signal that the Fed plans to lift rates in March while it considers whether and when to pause increases. Against this dynamic backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the index returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4, as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. The headwind for the latter was most pronounced in the growth-oriented communication services (-25%) and consumer discretionary (-18%) sectors. In sharp contrast, energy gained 24%.
Comments from Co-Managers Anna Lester, Maximilian Kaufmann and Shashi Naik:
For the fiscal year ending February 28, 2023, the fund returned -2.62%, outperforming the -6.01% result of the benchmark Russell 2000 ® Index. Versus the benchmark, security selection was the biggest contributor, led by the information technology sector. Picks among consumer discretionary stocks also bolstered the fund's relative result. The portfolio's biggest individual relative contributor was an outsized stake in Super Micro Computer, which gained 154% the past 12 months. Also adding value was an overweight position in e.l.f. Beauty, which gained approximately 117% and was a position we established the past year. Another notable relative contributor was larger-than-benchmark exposure to Agilysys (+88%) where we decreased our stake this period. In contrast, the largest detractor from performance versus the benchmark was an underweighting in health care. An underweighting and stock picks in utilities, along with outsized exposure to communication services firms, hindered the fund's relative performance as well. The portfolio's biggest individual relative detractor was an overweight stake in Domo, which returned roughly -65% the past 12 months. We added to our investment in this company during the period. Also hindering performance was a larger-than-benchmark position in Semtech, which returned -55%. Further holding back performance was an overweighting in CommScope (-30%), an investment we established the past year. Notable changes in positioning include reduced exposure to the real estate sector and a higher allocation to consumer discretionary stocks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

EMCOR Group, Inc.	0.8
Atkore, Inc.	0.8
Comfort Systems U.S.A., Inc.	0.8
Texas Roadhouse, Inc. Class A	0.8
Visteon Corp.	0.8
SPS Commerce, Inc.	0.7
Commercial Metals Co.	0.7
Watts Water Technologies, Inc. Class A	0.7
Option Care Health, Inc.	0.7
Wingstop, Inc.	0.7
7.5

Market Sectors (% of Fund's net assets)

Industrials	16.4
Financials	15.3
Health Care	14.8
Information Technology	14.6
Consumer Discretionary	11.5
Energy	6.6
Materials	5.0
Real Estate	4.9
Consumer Staples	3.6
Communication Services	3.6
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.3%
Futures - 1.8%

Schedule of Investments February 28, 2023
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.5%
Bandwidth, Inc. (a)	82,677	1,314,564
Cogent Communications Group, Inc. (b)	55,571	3,597,667
EchoStar Holding Corp. Class A (a)(b)	53,925	1,076,343
Iridium Communications, Inc.	30,251	1,856,504
Ooma, Inc. (a)	83,256	1,089,821
		8,934,899
Entertainment - 0.1%
Lions Gate Entertainment Corp.:
Class A (a)	13,744	145,824
Class B (a)	20,755	206,512
Madison Square Garden Entertainment Corp. (a)	3,573	216,274
		568,610
Interactive Media & Services - 1.3%
Eventbrite, Inc. (a)	88,233	772,921
Shutterstock, Inc. (b)	30,398	2,286,538
TrueCar, Inc. (a)	216,791	505,123
Vimeo, Inc. (a)	117,709	450,825
Yelp, Inc. (a)	115,722	3,473,974
Zedge, Inc. (a)(b)	20,492	56,353
		7,545,734
Media - 0.4%
Quotient Technology, Inc. (a)	289,424	1,094,023
TechTarget, Inc. (a)	14,489	546,670
TEGNA, Inc.	23,373	406,690
		2,047,383
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	140,947	1,788,617
TOTAL COMMUNICATION SERVICES		20,885,243
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.2%
Luminar Technologies, Inc. (a)(b)	20,546	183,887
Modine Manufacturing Co. (a)	55,283	1,349,458
The Goodyear Tire & Rubber Co. (a)	107,810	1,224,722
Visteon Corp. (a)	25,970	4,338,029
		7,096,096
Automobiles - 0.6%
Winnebago Industries, Inc. (b)	51,490	3,272,704
Diversified Consumer Services - 0.7%
2U, Inc. (a)	110,918	993,825
Duolingo, Inc. (a)	32,313	2,933,697
Perdoceo Education Corp. (a)	15,895	219,113
		4,146,635
Hotels, Restaurants & Leisure - 2.8%
Bloomin' Brands, Inc.	108,686	2,836,705
Chuy's Holdings, Inc. (a)	8,191	292,828
Denny's Corp. (a)	45,661	532,864
Dine Brands Global, Inc.	6,350	486,855
Everi Holdings, Inc. (a)	12,100	229,779
Hilton Grand Vacations, Inc. (a)	8,021	382,923
International Game Technology PLC (b)	111,768	2,968,558
Texas Roadhouse, Inc. Class A	43,547	4,421,762
Wingstop, Inc.	24,993	4,257,558
		16,409,832
Household Durables - 1.6%
Beazer Homes U.S.A., Inc. (a)	13,558	202,150
Cavco Industries, Inc. (a)	3,502	998,070
Ethan Allen Interiors, Inc. (b)	5,730	169,322
Flexsteel Industries, Inc. (b)	18,297	383,871
Green Brick Partners, Inc. (a)	51,037	1,592,354
Installed Building Products, Inc.	34,140	3,939,073
Meritage Homes Corp. (b)	1,916	209,285
Skyline Champion Corp. (a)	30,334	2,075,149
		9,569,274
Internet & Direct Marketing Retail - 0.3%
CarParts.com, Inc. (a)	193,340	1,212,242
Revolve Group, Inc. (a)	25,196	682,308
		1,894,550
Leisure Products - 0.2%
Johnson Outdoors, Inc. Class A	14,563	944,556
Nautilus, Inc. (a)	101,906	165,088
		1,109,644
Multiline Retail - 0.5%
Dillard's, Inc. Class A (b)	7,398	2,636,721
Specialty Retail - 2.9%
Academy Sports & Outdoors, Inc.	8,190	484,439
American Eagle Outfitters, Inc.	70,527	1,013,473
Asbury Automotive Group, Inc. (a)	8,330	1,891,743
Boot Barn Holdings, Inc. (a)	18,625	1,442,506
Group 1 Automotive, Inc. (b)	10,766	2,380,040
Lithia Motors, Inc. Class A (sub. vtg.)	6,161	1,572,164
MarineMax, Inc. (a)(b)	15,090	506,722
Monro, Inc. (b)	5,600	282,464
Murphy U.S.A., Inc.	5,159	1,316,009
National Vision Holdings, Inc. (a)	78,138	2,919,236
OneWater Marine, Inc. Class A (a)(b)	2,400	66,768
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	18,071	1,028,059
The Buckle, Inc. (b)	11,626	474,225
The Container Store Group, Inc. (a)	73,231	318,555
The ODP Corp. (a)	14,873	673,449
Winmark Corp.	1,520	443,840
		16,813,692
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	13,381	1,628,602
G-III Apparel Group Ltd. (a)	39,346	653,734
Lakeland Industries, Inc. (b)	23,640	358,619
Oxford Industries, Inc. (b)	9,901	1,164,457
Rocky Brands, Inc.	7,381	196,482
Wolverine World Wide, Inc.	22,449	376,021
		4,377,915
TOTAL CONSUMER DISCRETIONARY		67,327,063
CONSUMER STAPLES - 3.6%
Beverages - 1.0%
Coca-Cola Bottling Co. Consolidated	5,994	3,337,759
Primo Water Corp.	153,884	2,382,124
		5,719,883
Food & Staples Retailing - 0.9%
Ingles Markets, Inc. Class A	19,255	1,721,397
Natural Grocers by Vitamin Cottage, Inc. (b)	22,015	241,725
PriceSmart, Inc.	2,153	150,107
Sprouts Farmers Market LLC (a)	95,573	2,894,906
Weis Markets, Inc.	6,106	466,743
		5,474,878
Food Products - 1.0%
Cal-Maine Foods, Inc. (b)	41,032	2,330,618
Hostess Brands, Inc. Class A (a)	137,352	3,392,594
John B. Sanfilippo & Son, Inc.	3,362	301,807
		6,025,019
Personal Products - 0.6%
elf Beauty, Inc. (a)	43,936	3,284,216
Herbalife Nutrition Ltd. (a)	11,098	214,746
		3,498,962
Tobacco - 0.1%
Vector Group Ltd.	30,153	400,130
TOTAL CONSUMER STAPLES		21,118,872
ENERGY - 6.6%
Energy Equipment & Services - 1.9%
Bristow Group, Inc. (a)(b)	14,184	386,372
Cactus, Inc.	11,235	516,248
DMC Global, Inc. (a)	8,192	219,300
Dril-Quip, Inc. (a)	23,314	798,505
Helix Energy Solutions Group, Inc. (a)	49,378	408,850
Helmerich & Payne, Inc. (b)	21,497	904,594
Nabors Industries Ltd. (a)	15,481	2,326,949
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	300,316
Oceaneering International, Inc. (a)	120,572	2,518,749
Tidewater, Inc. (a)	35,674	1,742,318
Weatherford International PLC (a)	16,266	1,083,641
		11,205,842
Oil, Gas & Consumable Fuels - 4.7%
Arch Resources, Inc.	6,804	1,070,609
Chord Energy Corp.	17,088	2,300,387
Civitas Resources, Inc.	15,180	1,065,181
CONSOL Energy, Inc.	25,521	1,396,764
Delek U.S. Holdings, Inc.	96,073	2,418,157
DHT Holdings, Inc.	16,894	195,464
Golar LNG Ltd. (a)	89,145	2,035,180
Kosmos Energy Ltd. (a)	139,151	1,095,118
Magnolia Oil & Gas Corp. Class A	65,479	1,430,716
Matador Resources Co. (b)	11,155	600,027
Murphy Oil Corp.	89,427	3,489,442
Par Pacific Holdings, Inc. (a)	51,146	1,420,836
PBF Energy, Inc. Class A	36,759	1,606,736
Peabody Energy Corp. (a)(b)	25,629	699,672
Permian Resource Corp. Class A (b)	150,964	1,631,921
Ranger Oil Corp. (b)	13,522	561,163
Scorpio Tankers, Inc.	16,755	1,011,332
SM Energy Co.	31,523	930,244
Southwestern Energy Co. (a)	159,701	846,415
Talos Energy, Inc. (a)	36,178	644,330
World Fuel Services Corp.	44,040	1,208,898
		27,658,592
TOTAL ENERGY		38,864,434
FINANCIALS - 15.3%
Banks - 8.0%
1st Source Corp.	14,701	732,404
Atlantic Union Bankshares Corp.	72,397	2,711,992
Banc of California, Inc.	29,503	517,778
BancFirst Corp.	25,796	2,328,089
Bancorp, Inc., Delaware (a)	61,036	2,111,235
Banner Corp.	17,447	1,098,812
Capital City Bank Group, Inc.	2,442	87,106
Cathay General Bancorp	19,020	816,338
Central Pacific Financial Corp.	15,802	354,439
Columbia Banking Systems, Inc. (b)	46,177	1,372,842
Community Bank System, Inc. (b)	23,154	1,413,552
Community Trust Bancorp, Inc.	8,634	369,104
ConnectOne Bancorp, Inc.	6,461	156,679
Eastern Bankshares, Inc.	57,601	903,184
FB Financial Corp.	10,293	387,943
Financial Institutions, Inc.	18,529	462,484
First Bancorp, Puerto Rico	164,659	2,389,202
First Busey Corp.	17,313	417,936
First Commonwealth Financial Corp.	189,851	3,039,515
First Financial Bankshares, Inc. (b)	8,144	298,722
Fulton Financial Corp.	178,264	3,066,141
Great Southern Bancorp, Inc.	27,687	1,611,107
Heartland Financial U.S.A., Inc.	32,652	1,614,315
Lakeland Financial Corp.	3,267	233,983
Mercantile Bank Corp.	3,473	120,131
Midland States Bancorp, Inc.	11,254	293,054
NBT Bancorp, Inc.	25,272	1,025,790
Northwest Bancshares, Inc. (b)	55,824	771,488
OFG Bancorp	9,857	299,850
Old National Bancorp, Indiana	179,731	3,175,847
Park National Corp. (b)	3,633	464,188
Peapack-Gladstone Financial Corp.	13,620	505,983
Renasant Corp.	11,076	398,514
S&T Bancorp, Inc. (b)	7,775	289,697
ServisFirst Bancshares, Inc.	18,931	1,399,947
Sierra Bancorp	17,630	356,302
Southstate Corp.	18,062	1,457,242
Tompkins Financial Corp.	5,096	381,130
TowneBank	9,277	281,371
Trico Bancshares	9,000	454,590
Triumph Bancorp, Inc. (a)	3,651	222,163
Trustmark Corp.	17,356	510,266
UMB Financial Corp.	13,144	1,191,635
United Bankshares, Inc., West Virginia	10,910	444,801
Univest Corp. of Pennsylvania	15,294	431,291
Washington Federal, Inc.	96,035	3,367,947
Westamerica Bancorp.	14,011	772,286
		47,110,415
Capital Markets - 2.2%
Cohen & Steers, Inc.	7,777	562,744
Federated Hermes, Inc.	76,247	3,000,319
Focus Financial Partners, Inc. Class A (a)	1,889	97,964
Open Lending Corp. (a)	42,920	303,874
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,816	1,446,857
Stifel Financial Corp.	46,897	3,134,127
StoneX Group, Inc. (a)	9,381	945,886
Virtus Investment Partners, Inc.	15,466	3,254,510
WisdomTree Investments, Inc.	32,075	191,488
		12,937,769
Consumer Finance - 1.1%
Bread Financial Holdings, Inc. (b)	62,745	2,576,937
PROG Holdings, Inc. (a)	125,616	3,105,228
Regional Management Corp.	14,475	456,252
		6,138,417
Diversified Financial Services - 0.1%
Compass Diversified Holdings	29,117	633,877
Insurance - 2.0%
American Equity Investment Life Holding Co.	3,151	131,239
Amerisafe, Inc.	19,463	1,061,512
CNO Financial Group, Inc.	138,737	3,554,442
Employers Holdings, Inc.	18,141	805,642
Genworth Financial, Inc. Class A (a)	29,508	183,835
Hippo Holdings, Inc. (a)(b)	5,200	89,492
Kinsale Capital Group, Inc.	3,683	1,173,772
Oscar Health, Inc. (a)	257,548	1,426,816
Selective Insurance Group, Inc.	2,456	249,358
Trupanion, Inc. (a)(b)	50,240	2,983,251
		11,659,359
Mortgage Real Estate Investment Trusts - 0.8%
Apollo Commercial Real Estate Finance, Inc.	15,524	178,371
Ares Commercial Real Estate Corp.	15,471	174,977
Blackstone Mortgage Trust, Inc. (b)	166,492	3,524,636
KKR Real Estate Finance Trust, Inc.	27,863	404,014
TPG RE Finance Trust, Inc.	57,204	485,662
		4,767,660
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)	35,165	1,666,469
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	11,771	1,669,834
NMI Holdings, Inc. (a)	53,432	1,247,103
Provident Financial Services, Inc.	44,409	1,036,950
Radian Group, Inc.	18,804	401,465
Waterstone Financial, Inc.	34,548	556,223
		6,578,044
TOTAL FINANCIALS		89,825,541
HEALTH CARE - 14.8%
Biotechnology - 6.4%
2seventy bio, Inc. (a)	30,403	410,136
Adverum Biotechnologies, Inc. (a)	173,968	125,257
Affimed NV (a)	81,785	74,359
Agios Pharmaceuticals, Inc. (a)	2,210	55,935
Akebia Therapeutics, Inc. (a)(b)	396,648	334,255
Akero Therapeutics, Inc. (a)	12,050	548,396
Alector, Inc. (a)	44,330	378,578
Alkermes PLC (a)	50,492	1,350,156
Allakos, Inc. (a)	66,875	397,906
Amicus Therapeutics, Inc. (a)	89,229	1,176,931
Anika Therapeutics, Inc. (a)	8,145	258,197
Apellis Pharmaceuticals, Inc. (a)	16,999	1,113,095
Arbutus Biopharma Corp. (a)(b)	105,053	292,047
Arcellx, Inc.	6,556	183,634
Arcturus Therapeutics Holdings, Inc. (a)	21,431	348,254
Arrowhead Pharmaceuticals, Inc. (a)	15,148	489,280
Ars Pharmaceuticals, Inc. (a)	20,944	186,820
Assembly Biosciences, Inc. (a)	88,168	119,908
Atara Biotherapeutics, Inc. (a)	82,150	332,708
Atreca, Inc. (a)(b)	71,252	101,890
Beam Therapeutics, Inc. (a)(b)	9,923	399,302
BioCryst Pharmaceuticals, Inc. (a)	16,022	141,795
Biohaven Ltd. (a)	32,503	496,646
bluebird bio, Inc. (a)	67,273	349,820
Blueprint Medicines Corp. (a)	9,609	407,133
Bolt Biotherapeutics, Inc. (a)(b)	50,695	81,619
BridgeBio Pharma, Inc. (a)(b)	54,734	625,062
C4 Therapeutics, Inc. (a)(b)	33,508	176,587
CareDx, Inc. (a)	26,390	443,880
Catalyst Pharmaceutical Partners, Inc. (a)	6,844	104,439
Cogent Biosciences, Inc. (a)	28,494	376,976
Coherus BioSciences, Inc. (a)	43,895	297,169
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,577	19,665
Cytokinetics, Inc. (a)	13,958	605,219
CytomX Therapeutics, Inc. (a)(b)	106,678	229,358
Deciphera Pharmaceuticals, Inc. (a)	37,045	537,153
Denali Therapeutics, Inc. (a)	14,563	395,385
Editas Medicine, Inc. (a)(b)	33,919	306,628
Emergent BioSolutions, Inc. (a)	24,533	303,719
Fate Therapeutics, Inc. (a)	71,015	434,612
FibroGen, Inc. (a)	5,235	116,217
Fortress Biotech, Inc. (a)	54,189	41,726
Gritstone Bio, Inc. (a)(b)	76,699	187,913
Gt Biopharma, Inc. (a)(b)	32,905	22,573
Halozyme Therapeutics, Inc. (a)	25,584	1,227,776
Heron Therapeutics, Inc. (a)(b)	86,711	205,505
Homology Medicines, Inc. (a)(b)	41,073	62,431
ImmunoGen, Inc. (a)	126,027	488,985
Infinity Pharmaceuticals, Inc. (a)	169,523	36,278
Inhibrx, Inc. (a)(b)	15,259	367,132
Insmed, Inc. (a)	43,896	894,600
Intellia Therapeutics, Inc. (a)	22,312	896,273
Intercept Pharmaceuticals, Inc. (a)	28,209	569,258
Ironwood Pharmaceuticals, Inc. Class A (a)	7,869	88,684
Iveric Bio, Inc. (a)	39,826	827,584
Kalvista Pharmaceuticals, Inc. (a)	41,259	302,428
Karuna Therapeutics, Inc. (a)	5,555	1,107,778
Karyopharm Therapeutics, Inc. (a)(b)	71,616	216,280
Kezar Life Sciences, Inc. (a)	23,776	149,551
Kiniksa Pharmaceuticals Ltd. (a)	25,979	334,090
Kodiak Sciences, Inc. (a)	36,969	240,299
Krystal Biotech, Inc. (a)	1,634	133,841
Kura Oncology, Inc. (a)	24,446	291,396
Madrigal Pharmaceuticals, Inc. (a)	4,832	1,309,520
MiMedx Group, Inc. (a)	35,812	172,256
Mustang Bio, Inc. (a)(b)	69,880	38,434
Myriad Genetics, Inc. (a)	1,942	36,743
Nurix Therapeutics, Inc. (a)	19,137	180,462
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
ORIC Pharmaceuticals, Inc. (a)(b)	88,202	390,735
Ovid Therapeutics, Inc. (a)(b)	59,108	145,997
Passage Bio, Inc. (a)	38,538	47,402
Pieris Pharmaceuticals, Inc. (a)(b)	81,145	121,718
Precigen, Inc. (a)	127,294	160,390
Prometheus Biosciences, Inc. (a)(b)	12,854	1,573,201
Protagonist Therapeutics, Inc. (a)	39,500	640,690
Prothena Corp. PLC (a)	3,001	167,336
PTC Therapeutics, Inc. (a)	24,489	1,069,435
Puma Biotechnology, Inc. (a)	41,309	159,453
RAPT Therapeutics, Inc. (a)	3,987	117,417
REGENXBIO, Inc. (a)	19,724	438,859
Relay Therapeutics, Inc. (a)(b)	4,306	69,542
Replimune Group, Inc. (a)	19,374	424,291
Revolution Medicines, Inc. (a)	5,316	142,256
Rigel Pharmaceuticals, Inc. (a)	123,558	186,573
Rocket Pharmaceuticals, Inc. (a)	4,942	94,936
Sage Therapeutics, Inc. (a)	4,561	189,920
Sangamo Therapeutics, Inc. (a)	75,179	229,296
Selecta Biosciences, Inc. (a)(b)	85,524	139,404
Seres Therapeutics, Inc. (a)	45,431	229,427
Sesen Bio, Inc.	304,482	176,600
Surface Oncology, Inc. (a)(b)	60,289	39,791
Sutro Biopharma, Inc. (a)	49,542	279,417
Syndax Pharmaceuticals, Inc. (a)	25,782	653,574
TCR2 Therapeutics, Inc. (a)	66,033	82,541
TG Therapeutics, Inc. (a)	15,750	252,315
Travere Therapeutics, Inc. (a)	22,459	497,691
Twist Bioscience Corp. (a)	19,351	376,570
Vanda Pharmaceuticals, Inc. (a)	46,697	300,729
Vaxcyte, Inc. (a)	19,188	786,132
Veracyte, Inc. (a)	28,260	695,479
Vir Biotechnology, Inc. (a)	9,576	218,333
Voyager Therapeutics, Inc. (a)(b)	45,215	324,644
Xbiotech, Inc. (a)	12,960	43,546
Xencor, Inc. (a)	5,090	163,542
Zentalis Pharmaceuticals, Inc. (a)	19,677	372,486
		37,557,590
Health Care Equipment & Supplies - 3.4%
Accuray, Inc. (a)(b)	343,316	995,616
Artivion, Inc. (a)	47,507	628,993
Atricure, Inc. (a)	36,029	1,387,117
Avanos Medical, Inc. (a)	74,237	2,083,833
Cerus Corp. (a)	243,112	695,300
Embecta Corp.	6,166	197,004
Figs, Inc. Class A (a)(b)	215,287	1,982,793
Inari Medical, Inc. (a)(b)	9,448	531,544
Inspire Medical Systems, Inc. (a)	10,637	2,764,875
Integer Holdings Corp. (a)	24,811	1,860,329
IRadimed Corp.	5,532	209,995
Lantheus Holdings, Inc. (a)	3,905	288,814
LivaNova PLC (a)(b)	1,905	90,145
Merit Medical Systems, Inc. (a)	2,502	176,591
Novocure Ltd. (a)(b)	5,161	397,242
Orthofix International NV (a)	21,398	440,799
Shockwave Medical, Inc. (a)	15,678	2,982,583
SurModics, Inc. (a)	44,575	973,518
Tactile Systems Technology, Inc. (a)(b)	26,277	379,703
Zimvie, Inc. (a)	45,303	515,548
		19,582,342
Health Care Providers & Services - 2.2%
23andMe Holding Co. Class A (a)(b)	96,489	242,187
Addus HomeCare Corp. (a)	4,911	533,531
AMN Healthcare Services, Inc. (a)	12,341	1,110,813
DocGo, Inc. Class A (a)(b)	70,757	647,427
Hims & Hers Health, Inc. (a)(b)	192,044	2,164,336
Invitae Corp. (a)(b)	173,555	373,143
National Healthcare Corp.	25,059	1,396,287
Option Care Health, Inc. (a)	139,174	4,268,467
Privia Health Group, Inc. (a)	8,419	235,143
The Ensign Group, Inc.	17,916	1,603,124
		12,574,458
Health Care Technology - 1.0%
Computer Programs & Systems, Inc. (a)	14,296	429,023
Health Catalyst, Inc. (a)	146,012	2,038,328
HealthStream, Inc.	27,317	700,681
Nextgen Healthcare, Inc. (a)	93,489	1,693,086
Phreesia, Inc. (a)	31,284	1,151,251
		6,012,369
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)(b)	26,096	219,206
Adaptive Biotechnologies Corp. (a)	51,611	441,274
Berkeley Lights, Inc. (a)(b)	57,506	100,636
Codexis, Inc. (a)	52,093	251,870
Cytek Biosciences, Inc. (a)	10,055	103,567
Medpace Holdings, Inc. (a)	8,357	1,620,255
Nanostring Technologies, Inc. (a)	33,876	330,630
Pacific Biosciences of California, Inc. (a)(b)	76,297	692,777
Quanterix Corp. (a)	43,055	473,605
		4,233,820
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc. (a)	19,383	241,512
Amneal Pharmaceuticals, Inc. (a)	77,432	159,510
Amphastar Pharmaceuticals, Inc. (a)	17,943	571,664
Amylyx Pharmaceuticals, Inc. (a)	4,282	149,099
Arvinas Holding Co. LLC (a)	11,736	359,708
Atea Pharmaceuticals, Inc. (a)	39,227	138,864
Axsome Therapeutics, Inc. (a)	4,075	277,874
Corcept Therapeutics, Inc. (a)(b)	10,013	208,571
Esperion Therapeutics, Inc. (a)(b)	55,957	345,814
Intra-Cellular Therapies, Inc. (a)	16,524	810,172
Nektar Therapeutics (a)	69,233	95,542
NGM Biopharmaceuticals, Inc. (a)	28,902	136,995
Odonate Therapeutics, Inc. (a)(b)	72,556	135,680
Pacira Biosciences, Inc. (a)	6,696	285,049
Prestige Brands Holdings, Inc. (a)	18,756	1,130,049
Relmada Therapeutics, Inc. (a)	52,182	187,855
Revance Therapeutics, Inc. (a)	9,915	344,051
Supernus Pharmaceuticals, Inc. (a)	8,208	308,539
Theravance Biopharma, Inc. (a)(b)	47,439	512,341
WAVE Life Sciences (a)	41,740	175,308
		6,574,197
TOTAL HEALTH CARE		86,534,776
INDUSTRIALS - 16.4%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (a)	3,867	217,867
Astronics Corp. (a)	39,961	609,006
Maxar Technologies, Inc.	6,883	354,475
Parsons Corp. (a)	73,340	3,302,500
Triumph Group, Inc. (a)	18,689	235,855
		4,719,703
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	1,270	128,029
Forward Air Corp.	19,704	2,033,650
Hub Group, Inc. Class A (a)	14,394	1,320,362
		3,482,041
Airlines - 0.1%
Frontier Group Holdings, Inc. (a)	14,900	175,224
Mesa Air Group, Inc. (a)	87,564	265,319
SkyWest, Inc. (a)	10,007	190,833
		631,376
Building Products - 1.3%
Apogee Enterprises, Inc.	34,653	1,585,721
AZZ, Inc.	35,958	1,461,693
Janus International Group, Inc. (a)	20,110	208,943
Jeld-Wen Holding, Inc. (a)	38,143	501,580
Masonite International Corp. (a)	14,525	1,289,820
PGT Innovations, Inc. (a)	43,549	921,061
Resideo Technologies, Inc. (a)	71,708	1,315,125
UFP Industries, Inc.	3,020	258,301
		7,542,244
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	42,830	2,073,400
Brady Corp. Class A	7,403	408,349
Cimpress PLC (a)	28,953	1,016,829
HNI Corp.	3,438	107,438
Kimball International, Inc. Class B	61,035	421,752
Liquidity Services, Inc. (a)	4,801	60,781
The Brink's Co.	56,295	3,673,249
The GEO Group, Inc. (a)(b)	150,817	1,321,157
		9,082,955
Construction & Engineering - 2.6%
API Group Corp. (a)	91,636	2,152,530
Arcosa, Inc.	6,824	413,534
Comfort Systems U.S.A., Inc.	31,782	4,622,374
EMCOR Group, Inc.	29,746	4,974,106
MYR Group, Inc. (a)	27,708	3,341,862
		15,504,406
Electrical Equipment - 2.1%
Atkore, Inc. (a)	32,075	4,683,592
Encore Wire Corp.	11,500	2,219,615
EnerSys (b)	15,623	1,416,850
Enovix Corp. (a)(b)	55,132	508,317
Preformed Line Products Co.	12,841	1,144,968
Regal Rexnord Corp.	10,646	1,678,235
SunPower Corp. (a)(b)	15,013	225,495
Thermon Group Holdings, Inc. (a)	1,200	31,740
Vicor Corp. (a)	10,820	508,540
		12,417,352
Machinery - 3.2%
Alamo Group, Inc.	1,128	205,736
Altra Industrial Motion Corp.	5,839	359,274
Barnes Group, Inc.	76,261	3,213,639
Energy Recovery, Inc. (a)	4,560	100,639
Enerpac Tool Group Corp. Class A	11,944	321,652
Evoqua Water Technologies Corp. (a)	15,386	747,144
Gorman-Rupp Co.	6,777	188,807
Helios Technologies, Inc.	2,333	158,037
Hillenbrand, Inc.	16,462	776,019
Hurco Companies, Inc.	20,022	587,245
Hyster-Yale Materials Handling, Inc. Class A (b)	16,836	655,089
Kadant, Inc.	1,745	374,582
L.B. Foster Co. Class A (a)	6,670	83,842
Lindsay Corp. (b)	12,838	1,931,991
Mueller Industries, Inc.	25,705	1,901,399
Mueller Water Products, Inc. Class A (b)	69,486	963,771
Proto Labs, Inc. (a)	34,047	1,070,438
Standex International Corp.	1,577	182,427
Tennant Co. (b)	4,980	352,684
Wabash National Corp.	19,004	520,710
Watts Water Technologies, Inc. Class A	24,432	4,281,219
		18,976,344
Marine - 0.1%
Safe Bulkers, Inc.	126,812	475,545
Professional Services - 1.6%
Barrett Business Services, Inc.	13,827	1,327,115
CRA International, Inc.	10,167	1,265,486
Heidrick & Struggles International, Inc.	29,980	1,029,213
Kforce, Inc.	25,862	1,616,116
Resources Connection, Inc.	5,890	106,373
TriNet Group, Inc. (a)	26,780	2,219,259
TrueBlue, Inc. (a)	26,785	500,880
Upwork, Inc. (a)	103,437	1,172,976
		9,237,418
Road & Rail - 0.4%
Marten Transport Ltd.	79,285	1,749,820
Werner Enterprises, Inc.	13,284	617,042
		2,366,862
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	16,757	2,393,905
Global Industrial Co.	38,077	1,071,106
GMS, Inc. (a)	44,640	2,710,094
Rush Enterprises, Inc. Class A	30,746	1,742,683
Titan Machinery, Inc. (a)	64,380	2,947,960
Transcat, Inc. (a)	2,850	256,472
Veritiv Corp. (b)	2,184	330,745
		11,452,965
TOTAL INDUSTRIALS		95,889,211
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	246,596	1,785,355
Digi International, Inc. (a)	9,634	321,487
Extreme Networks, Inc. (a)	156,559	2,930,784
Harmonic, Inc. (a)	93,126	1,228,332
		6,265,958
Electronic Equipment & Components - 2.7%
Badger Meter, Inc.	10,877	1,322,861
Belden, Inc.	46,300	3,906,794
Benchmark Electronics, Inc.	66,269	1,576,540
Daktronics, Inc. (a)	21,956	89,141
Fabrinet (a)	31,204	3,802,831
Kimball Electronics, Inc. (a)	68,148	1,704,381
PC Connection, Inc.	18,741	820,856
Sanmina Corp. (a)	34,632	2,093,851
ScanSource, Inc. (a)	19,047	593,885
		15,911,140
IT Services - 1.8%
AvidXchange Holdings, Inc. (a)	53,532	532,643
Conduent, Inc. (a)	137,549	547,445
CSG Systems International, Inc.	51,598	2,899,808
ExlService Holdings, Inc. (a)	23,286	3,830,780
Grid Dynamics Holdings, Inc. (a)	15,364	178,991
Marqeta, Inc. Class A (a)	216,059	1,253,142
Paysafe Ltd. (a)(b)	43,629	869,962
Perficient, Inc. (a)	2,613	185,000
Ttec Holdings, Inc.	7,850	316,041
		10,613,812
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research, Inc.	66,409	689,325
Axcelis Technologies, Inc. (a)	7,751	996,314
Diodes, Inc. (a)	31,916	2,926,378
Impinj, Inc. (a)	15,269	2,024,975
Lattice Semiconductor Corp. (a)	41,266	3,505,959
MACOM Technology Solutions Holdings, Inc. (a)	5,584	382,727
MaxLinear, Inc. Class A (a)	5,970	204,234
PDF Solutions, Inc. (a)	3,978	148,936
Photronics, Inc. (a)	26,536	467,564
Semtech Corp. (a)	47,644	1,467,912
		12,814,324
Software - 6.1%
8x8, Inc. (a)(b)	146,364	778,656
Agilysys, Inc. (a)	23,466	1,875,168
Box, Inc. Class A (a)	110,495	3,685,008
CommVault Systems, Inc. (a)	51,084	3,007,826
Couchbase, Inc. (a)	16,670	271,054
Domo, Inc. Class B (a)	186,413	2,865,168
Liveramp Holdings, Inc. (a)	134,975	3,189,459
Momentive Global, Inc. (a)	103,856	716,606
Pagerduty, Inc. (a)	18,095	540,317
Progress Software Corp. (b)	27,377	1,572,535
PROS Holdings, Inc. (a)	28,205	735,868
Q2 Holdings, Inc. (a)	85,888	2,772,465
Qualys, Inc. (a)	10,526	1,243,647
SecureWorks Corp. (a)	33,777	255,692
Sprout Social, Inc. (a)	26,175	1,596,152
SPS Commerce, Inc. (a)	28,775	4,334,666
Tenable Holdings, Inc. (a)	61,681	2,728,151
Upland Software, Inc. (a)	36,104	209,042
Varonis Systems, Inc. (a)	27,303	739,365
Yext, Inc. (a)	248,178	1,821,627
Zuora, Inc. (a)	113,288	959,549
		35,898,021
Technology Hardware, Storage & Peripherals - 0.7%
Diebold Nixdorf, Inc. (a)(b)	78,684	253,362
Super Micro Computer, Inc. (a)	31,537	3,089,680
Xerox Holdings Corp.	41,434	683,247
		4,026,289
TOTAL INFORMATION TECHNOLOGY		85,529,544
MATERIALS - 5.0%
Chemicals - 1.8%
AdvanSix, Inc. (b)	26,793	1,102,532
American Vanguard Corp.	53,841	1,123,662
Avient Corp.	17,863	779,363
Balchem Corp.	1,593	207,090
Cabot Corp.	8,353	664,314
Ecovyst, Inc. (a)	145,977	1,465,609
FutureFuel Corp. (b)	47,346	414,278
Hawkins, Inc.	2,118	86,139
Innospec, Inc.	8,229	900,746
Rayonier Advanced Materials, Inc. (a)	35,794	293,511
Sensient Technologies Corp.	20,663	1,557,784
Stepan Co.	16,499	1,717,381
		10,312,409
Construction Materials - 0.1%
Summit Materials, Inc.	20,739	612,630
Containers & Packaging - 0.6%
Greif, Inc. Class A	4,661	331,164
Myers Industries, Inc. (b)	123,140	3,181,938
O-I Glass, Inc. (a)	9,005	200,091
		3,713,193
Metals & Mining - 2.0%
ATI, Inc. (a)	31,164	1,266,817
Commercial Metals Co.	82,788	4,284,279
Hecla Mining Co.	89,941	463,196
Materion Corp.	8,134	908,405
Novagold Resources, Inc. (a)	16,389	91,615
Olympic Steel, Inc.	17,824	935,760
Ryerson Holding Corp.	23,858	857,218
SunCoke Energy, Inc.	304,721	2,897,897
		11,705,187
Paper & Forest Products - 0.5%
Clearwater Paper Corp. (a)	13,311	513,671
Sylvamo Corp.	44,778	2,208,899
		2,722,570
TOTAL MATERIALS		29,065,989
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexanders, Inc.	1,922	420,745
American Assets Trust, Inc.	109,480	2,762,180
Apple Hospitality (REIT), Inc.	16,926	279,448
Ashford Hospitality Trust, Inc. (a)	103,577	512,706
Brandywine Realty Trust (SBI)	76,478	450,455
CareTrust (REIT), Inc.	79,554	1,564,827
Chatham Lodging Trust	14,547	177,619
Community Healthcare Trust, Inc.	3,300	127,842
Corporate Office Properties Trust (SBI)	36,657	932,188
EastGroup Properties, Inc.	9,287	1,516,288
Empire State Realty Trust, Inc.	93,665	682,818
Equity Commonwealth	15,224	323,206
Essential Properties Realty Trust, Inc.	72,015	1,855,106
Global Medical REIT, Inc.	107,050	1,076,923
Global Net Lease, Inc.	134,457	1,898,533
National Storage Affiliates Trust	71,757	3,035,321
Necessity Retail (REIT), Inc./The	124,263	852,444
Outfront Media, Inc.	99,249	1,731,895
Phillips Edison & Co., Inc.	17,756	605,302
Piedmont Office Realty Trust, Inc. Class A	97,170	889,106
Retail Opportunity Investments Corp.	52,261	743,674
RLJ Lodging Trust	37,538	425,681
RPT Realty	12,300	131,856
Ryman Hospitality Properties, Inc.	4,529	420,155
SITE Centers Corp.	31,657	423,254
Summit Hotel Properties, Inc.	36,328	268,827
Terreno Realty Corp.	37,100	2,307,991
Universal Health Realty Income Trust (SBI)	15,526	823,189
		27,239,579
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	102,083	591,061
eXp World Holdings, Inc. (b)	20,538	248,099
Marcus & Millichap, Inc.	10,918	375,252
		1,214,412
TOTAL REAL ESTATE		28,453,991
UTILITIES - 1.8%
Electric Utilities - 1.0%
Allete, Inc.	24,465	1,497,013
MGE Energy, Inc.	14,835	1,050,021
Otter Tail Corp. (b)	10,910	773,410
PNM Resources, Inc.	5,638	276,262
Portland General Electric Co.	42,902	2,050,716
		5,647,422
Gas Utilities - 0.0%
Chesapeake Utilities Corp.	1,158	148,328
Independent Power and Renewable Electricity Producers - 0.6%
Altus Power, Inc. Class A (a)(b)	48,558	328,738
Clearway Energy, Inc.:
Class A	62,450	1,855,390
Class C	52,711	1,655,653
		3,839,781
Water Utilities - 0.2%
American States Water Co. (b)	12,429	1,109,910
TOTAL UTILITIES		10,745,441
TOTAL COMMON STOCKS (Cost $519,324,152)		574,240,105

Money Market Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (d)	8,571,750	8,573,464
Fidelity Securities Lending Cash Central Fund 4.63% (d)(e)	44,522,288	44,526,740
TOTAL MONEY MARKET FUNDS (Cost $53,097,959)		53,100,204

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $572,422,111)	627,340,309
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(41,867,662)
NET ASSETS - 100.0%	585,472,647

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	108	Mar 2023	10,255,140	217,565	217,565

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	7,208,320	70,605,212	69,240,068	184,008	-	-	8,573,464	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	111,488,782	241,082,111	308,044,153	117,646	-	-	44,526,740	0.1%
Total	118,697,102	311,687,323	377,284,221	301,654	-	-	53,100,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,885,243	20,885,243	-	-
Consumer Discretionary	67,327,063	67,327,063	-	-
Consumer Staples	21,118,872	21,118,872	-	-
Energy	38,864,434	38,864,434	-	-
Financials	89,825,541	89,825,541	-	-
Health Care	86,534,776	86,534,776	-	-
Industrials	95,889,211	95,889,211	-	-
Information Technology	85,529,544	85,529,544	-	-
Materials	29,065,989	29,065,989	-	-
Real Estate	28,453,991	28,453,991	-	-
Utilities	10,745,441	10,745,441	-	-

Money Market Funds	53,100,204	53,100,204	-	-
Total Investments in Securities:	627,340,309	627,340,309	-	-
Derivative Instruments:

Assets
Futures Contracts	217,565	217,565	-	-
Total Assets	217,565	217,565	-	-
Total Derivative Instruments:	217,565	217,565	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	217,565	0
Total Equity Risk	217,565	0
Total Value of Derivatives	217,565	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		February 28, 2023

Assets
Investment in securities, at value (including securities loaned of $43,695,485) - See accompanying schedule:
Unaffiliated issuers (cost $519,324,152)	$574,240,105
Fidelity Central Funds (cost $53,097,959)	53,100,204

Total Investment in Securities (cost $572,422,111)		$627,340,309
Segregated cash with brokers for derivative instruments		591,600
Receivable for investments sold		5,557,456
Receivable for fund shares sold		309,469
Dividends receivable		515,806
Distributions receivable from Fidelity Central Funds		26,495
Receivable for daily variation margin on futures contracts		1,431
Other receivables		15,088
Total assets		634,357,654
Liabilities
Payable for investments purchased	$3,779,843
Payable for fund shares redeemed	297,121
Accrued management fee	272,359
Other payables and accrued expenses	15,089
Collateral on securities loaned	44,520,595
Total Liabilities		48,885,007
Net Assets		$585,472,647
Net Assets consist of:
Paid in capital		$563,568,143
Total accumulated earnings (loss)		21,904,504
Net Assets		$585,472,647
Net Asset Value , offering price and redemption price per share ($585,472,647 ÷ 45,061,324 shares)		$12.99

Statement of Operations
		Year ended February 28, 2023
Investment Income
Dividends		$8,322,936
Interest		9,702
Income from Fidelity Central Funds (including $117,646 from security lending)		301,654
Total Income		8,634,292
Expenses
Management fee	$3,183,680
Independent trustees' fees and expenses	1,981
Total expenses before reductions	3,185,661
Expense reductions	(1,046)
Total expenses after reductions		3,184,615
Net Investment income (loss)		5,449,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(25,671,089)
Futures contracts	(783,238)
Total net realized gain (loss)		(26,454,327)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	817,537
Futures contracts	47,494
Total change in net unrealized appreciation (depreciation)		865,031
Net gain (loss)		(25,589,296)
Net increase (decrease) in net assets resulting from operations		$(20,139,619)
Statement of Changes in Net Assets

	Year ended February 28, 2023	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,449,677	$3,022,029
Net realized gain (loss)	(26,454,327)	147,858,610
Change in net unrealized appreciation (depreciation)	865,031	(162,304,136)
Net increase (decrease) in net assets resulting from operations	(20,139,619)	(11,423,497)
Distributions to shareholders	(28,460,527)	(128,801,439)
Share transactions
Proceeds from sales of shares	54,476,948	162,033,486
Reinvestment of distributions	26,941,979	121,633,024
Cost of shares redeemed	(102,513,711)	(177,404,543)
Net increase (decrease) in net assets resulting from share transactions	(21,094,784)	106,261,967
Total increase (decrease) in net assets	(69,694,930)	(33,962,969)

Net Assets
Beginning of period	655,167,577	689,130,546
End of period	$585,472,647	$655,167,577

Other Information
Shares
Sold	4,367,027	9,267,659
Issued in reinvestment of distributions	2,089,264	8,198,504
Redeemed	(8,275,075)	(10,434,032)
Net increase (decrease)	(1,818,784)	7,032,131

Financial Highlights
Fidelity® Small Cap Enhanced Index Fund

Years ended February 28,	2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.98	$17.29	$11.31	$12.57	$13.81
Income from Investment Operations
Net investment income (loss) B,C	.12	.07	.08	.12	.11
Net realized and unrealized gain (loss)	(.50)	(.20)	5.99	(1.26)	.31
Total from investment operations	(.38)	(.13)	6.07	(1.14)	.42
Distributions from net investment income	(.11)	(.07)	(.09)	(.12)	(.12)
Distributions from net realized gain	(.51)	(3.11)	-	-	(1.54)
Total distributions	(.61) D	(3.18)	(.09)	(.12)	(1.66)
Net asset value, end of period	$12.99	$13.98	$17.29	$11.31	$12.57
Total Return E	(2.62)%	(1.64)%	53.78%	(9.18)%	4.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.55%	.63%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.55%	.63%	.64%	.64%	.64%
Expenses net of all reductions	.55%	.63%	.64%	.64%	.64%
Net investment income (loss)	.94%	.41%	.62%	.94%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$585,473	$655,168	$689,131	$515,960	$701,171
Portfolio turnover rate H	98%	96%	44%	79%	88%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended February 28, 2023

1.   Organization.
Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.   In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$113,832,736
Gross unrealized depreciation	(63,495,188)
Net unrealized appreciation (depreciation)	$50,337,548
Tax Cost	$577,002,761

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(28,433,044)
Net unrealized appreciation (depreciation) on securities and other investments	$50,337,548

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(28,433,044)
Total capital loss carryforward	$(28,433,044)

The tax character of distributions paid was as follows:

	February 28, 2023	February 28, 2022
Ordinary Income	$4,900,302	$ 11,438,963
Long-term Capital Gains	23,560,225	117,362,476
Total	$28,460,527	$ 128,801,439
3.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Enhanced Index Fund	560,659,564	599,219,594
5.   Fees and Other Transactions with Affiliates.
Management Fee . Fidelity Management & Research Company LLC(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .55% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), served as sub-adviser for the Funds. Geode provided discretionary investment advisory services to the Funds and was paid by the investment adviser for providing these services. Effective after the close of business on March 18, 2022, Geode transitioned the management of assets and investment advisory services to the investment adviser.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Enhanced Index Fund	$1,839

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Enhanced Index Fund	11,491,247	11,280,493	(411,306)
6.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Enhanced Index Fund	$11,447	$4,417	$83,246
9.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,046.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Commonwealth Trust II and Shareholders of Fidelity Small Cap Enhanced Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Small Cap Enhanced Index Fund (one of the funds constituting Fidelity Commonwealth Trust II, referred to hereafter as the "Fund") as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity ® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2017
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity ® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ®  funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ®  funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2017
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Small Cap Enhanced Index Fund	.55%
Actual		$ 1,000	$ 1,066.60	$ 2.82
Hypothetical- B		$ 1,000	$ 1,022.07	$ 2.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund designates $66,331 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 80% of the dividend distributed in December, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 83.40% of the dividend distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 16.60% of the dividend distributed in December, during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9885266.106
SCE-ANN-0423

Item 2.

Code of Ethics

As of the end of the period, February 28, 2023, Fidelity Commonwealth Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Small Cap Enhanced Index Fund (the “Fund”):

Services Billed by PwC

February 28, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Enhanced Index Fund	$39,400	$3,500	$10,000	$1,200

February 28, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Enhanced Index Fund	$37,700	$3,700	$10,200	$1,200

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2023A	February 28, 2022A
Audit-Related Fees	$7,914,600	$8,239,800
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2023A	February 28, 2022A
PwC	$12,897,700	$13,851,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023